Segment disclosures:	12 Months Ended
Dec. 31, 2021
Segment disclosures:
Segment disclosures:

15.   Segment disclosures:

Business segment:

The Company operates in one business segment, which is the development of therapeutic candidates for the treatment of health disorders. As at December 31, 2021 and 2020, the Company’s operations were conducted in Canada and the United States. All of the Company's non-current assets are located in Canada.